AQR FUNDS
Supplement dated March 30, 2026 (“Supplement”)
to the Class I, Class N and Class R6 Shares Summary Prospectuses and Prospectus, each dated May 1, 2025, as amended (“Summary Prospectus” and “Prospectus,” respectively), of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Style Premia Alternative Fund, and AQR Trend Total Return Fund (each a “Fund”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.
Effective on May 1, 2026, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR Alternative Risk Premia Fund’s Summary Prospectus and Prospectus, beginning on page 1 of each, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	1.20%	1.20%	1.20%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1] and Interest Expense	3.57%	3.57%	3.57%
All Other Expenses[2,3]	0.30%	0.26%	0.16%
Total Other Expenses	3.87%	3.83%	3.73%
Acquired Fund Fees and Expenses[4]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses[3]	5.35%	5.06%	4.96%
Less: Expense Reimbursements[5]	0.04%	0.01%	0.05%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	5.31%	5.05%	4.91%

[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.

[4]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[5]
Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From May 1, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 1.74%, 1.48% and 1.34% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$530	$1,593	$2,649	$5,255
Class I Shares	$505	$1,516	$2,525	$5,044
Class R6 Shares	$491	$1,485	$2,479	$4,967
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 199% of the average value of its portfolio.

Effective on May 1, 2026, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR Diversified Arbitrage Fund’s Summary Prospectus and Prospectus, beginning on page 1 and page 10, respectively, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	1.00%	1.00%	1.00%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends and Interest on Short Sales[1] and Other Interest Expense	0.52%	0.52%	0.52%
All Other Expenses[2,3]	0.24%	0.21%	0.10%
Total Other Expenses	0.76%	0.73%	0.62%
Acquired Fund Fees and Expenses[4]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses[3]	2.05%	1.77%	1.66%
Less: Expense Reimbursements[5]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	2.05%	1.77%	1.66%

[1]
When a cash dividend is declared on a stock the Fund has sold short, or an interest payment is made on a bond the Fund has sold short, the Fund is required to pay an amount equal to the dividend or interest payment, as applicable, to the party from which the Fund has borrowed the stock or bond, and to record the payment as an expense.

[2]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.

[4]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[5]
Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From May 1, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 1.53%, 1.25% and 1.14% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends and Interest on Short Sales and Other Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$208	$643	$1,103	$2,379
Class I Shares	$180	$557	$ 959	$2,084
Class R6 Shares	$169	$523	$ 902	$1,965
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 410% of the average value of its portfolio.
Effective on May 1, 2026, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR Equity Market Neutral Fund’s Summary Prospectus and Prospectus, beginning on page 1 and page 19, respectively, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	1.10%	1.10%	1.10%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1] and Interest Expense	4.69%	4.69%	4.69%
All Other Expenses[2,3]	0.24%	0.21%	0.09%
Total Other Expenses	4.93%	4.90%	4.78%
Acquired Fund Fees and Expenses[4]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses[3]	6.31%	6.03%	5.91%
Less: Expense Reimbursements[5]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	6.31%	6.03%	5.91%

[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.

[4]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[5]
Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From May 1, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 1.62%, 1.34% and 1.22% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$627	$1,856	$3,053	$5,912
Class I Shares	$600	$1,781	$2,938	$5,728
Class R6 Shares	$588	$1,749	$2,889	$5,648
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 338% of the average value of its portfolio.
Effective on May 1, 2026, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR Long-Short Equity Fund’s Summary Prospectus and Prospectus, beginning on page 1 and page 27, respectively, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	1.10%	1.10%	1.10%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1] and Interest Expense	4.49%	4.49%	4.49%
All Other Expenses[2,3]	0.20%	0.17%	0.07%
Total Other Expenses	4.69%	4.66%	4.56%
Acquired Fund Fees and Expenses[4]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[3]	6.06%	5.78%	5.68%
Less: Expense Reimbursements[5]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	6.06%	5.78%	5.68%

[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.

[4]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[5]
Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From May 1, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 1.57%, 1.29% and 1.19% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$603	$1,789	$2,951	$5,748
Class I Shares	$576	$1,714	$2,834	$5,560
Class R6 Shares	$566	$1,687	$2,792	$5,491
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 296% of the average value of its portfolio.

Effective on May 1, 2026, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR Macro Opportunities Fund’s Summary Prospectus and Prospectus, beginning on page 1 and page 35, respectively, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	1.00%	1.00%	1.00%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Interest Expense	0.25%	0.25%	0.25%
All Other Expenses[1,2]	0.24%	0.26%	0.13%
Total Other Expenses	0.49%	0.51%	0.38%
Acquired Fund Fees and Expenses[3]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses[2]	1.77%	1.54%	1.41%
Less: Expense Reimbursements[4]	0.00%	0.01%	0.03%
Total Annual Fund Operating Expenses after Expense Reimbursements[2,5]	1.77%	1.53%	1.38%

[1]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).

[2]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.

[3]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[4]
Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From May 1, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[5]	Total Annual Fund Operating Expenses after Expense Reimbursements are 1.52%, 1.28% and 1.13% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Interest Expense is not included.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 4 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$180	$557	$959	$2,084
Class I Shares	$156	$485	$838	$1,834
Class R6 Shares	$140	$443	$768	$1,688
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 158% of the average value of its portfolio.
Effective on May 1, 2026, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR Managed Futures Strategy Fund’s Summary Prospectus and Prospectus, beginning on page 1 and page 45, respectively, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	1.05%	1.05%	1.05%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1] and Interest Expense	1.84%	1.84%	1.84%
All Other Expenses[2,3]	0.24%	0.19%	0.11%
Total Other Expenses	2.08%	2.03%	1.95%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	3.39%	3.09%	3.01%
Less: Expense Reimbursements[5]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	3.39%	3.09%	3.01%

[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.

[4]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[5]
Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From May 1, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 1.55%, 1.25% and 1.17% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$342	$1,042	$1,765	$3,676
Class I Shares	$312	$ 954	$1,620	$3,402
Class R6 Shares	$304	$ 930	$1,582	$3,327
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 412% of the average value of its portfolio.
Effective on May 1, 2026, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR Managed Futures Strategy HV Fund’s Summary Prospectus and Prospectus, beginning on page 1 and page 54, respectively, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	1.45%	1.45%	1.45%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1] and Interest Expense	2.70%	2.70%	2.70%
All Other Expenses[2,3]	0.26%	0.24%	0.11%
Total Other Expenses	2.96%	2.94%	2.81%
Acquired Fund Fees and Expenses[4]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[3]	4.68%	4.41%	4.28%
Less: Expense Reimbursements[5]	0.01%	0.00%	0.01%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	4.67%	4.41%	4.27%

[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.

[4]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[5]
Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From May 1, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 1.97%, 1.71% and 1.57% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$468	$1,410	$2,358	$4,755
Class I Shares	$442	$1,335	$2,238	$4,542
Class R6 Shares	$429	$1,297	$2,178	$4,437
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 455% of the average value of its portfolio.

Effective on May 1, 2026, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR Multi-Asset Fund’s Summary Prospectus and Prospectus, beginning on page 1 and page 63, respectively, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	0.60%	0.60%	0.60%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1] and Interest Expense	0.22%	0.22%	0.22%
All Other Expenses[2,3]	0.24%	0.22%	0.10%
Total Other Expenses	0.46%	0.44%	0.32%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	1.32%	1.05%	0.93%
Less: Expense Reimbursements[5]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	1.32%	1.05%	0.93%

[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses. Total Annual Fund Operating Expenses for Class R6 Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025 due to rounding.

[4]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[5]
Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From May 1, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 1.10%, 0.83% and 0.71% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$134	$418	$723	$1,590
Class I Shares	$107	$334	$579	$1,283
Class R6 Shares	$ 95	$296	$515	$1,143
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.
Effective on May 1, 2026, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR Risk-Balanced Commodities Strategy Fund’s Summary Prospectus and Prospectus, beginning on page 1 and page 72, respectively, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	0.80%	0.80%	0.80%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses[1,2]	0.27%	0.22%	0.11%
Acquired Fund Fees and Expenses[3]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[2]	1.34%	1.04%	0.93%
Less: Expense Reimbursements[4]	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses after Expense Reimbursements[2]	1.33%	1.04%	0.93%

[1]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).

[2]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of Other Expenses.

[3]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[4]
Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From May 1, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 4 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$135	$424	$733	$1,612
Class I Shares	$106	$331	$574	$1,271
Class R6 Shares	$ 95	$296	$515	$1,143

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate (as discussed below under “Principal Investment Strategies of the Fund”).
Effective on May 1, 2026, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR Style Premia Alternative Fund’s Summary Prospectus and Prospectus, beginning on page 1 and page 80, respectively, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	1.30%	1.30%	1.30%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1] and Interest Expense	4.60%	4.60%	4.60%
All Other Expenses[2,3]	0.23%	0.21%	0.10%
Total Other Expenses	4.83%	4.81%	4.70%
Acquired Fund Fees and Expenses[4]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[3]	6.40%	6.13%	6.02%
Less: Expense Reimbursements[5]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	6.40%	6.13%	6.02%

[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before

Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.

[4]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[5]
Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From May 1, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 1.80%, 1.53% and 1.42% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$636	$1,880	$3,090	$5,969
Class I Shares	$610	$1,808	$2,980	$5,795
Class R6 Shares	$599	$1,779	$2,934	$5,722
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Effective on May 1, 2026, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR Trend Total Return Fund’s Summary Prospectus and Prospectus, beginning on page 1 and page 89, respectively, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	1.05%	1.05%	1.05%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1] and Interest Expense	1.99%	1.99%	1.99%
All Other Expenses[2,3]	0.71%	0.67%	0.61%
Total Other Expenses	2.70%	2.66%	2.60%
Acquired Fund Fees and Expenses[4]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses[3]	4.03%	3.74%	3.68%
Less: Expense Reimbursements[5]	0.46%	0.42%	0.51%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	3.57%	3.32%	3.17%

[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.

[4]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[5]
Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From May 1, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through

April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 1.58%, 1.33% and 1.18% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027 as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$360	$1,185	$2,027	$4,203
Class I Shares	$335	$1,105	$1,895	$3,958
Class R6 Shares	$320	$1,079	$1,859	$3,900
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 461% of the average value of its portfolio.
Effective on May 1, 2026, the section titled “Management of the Funds—Expense Limitation Agreement” of the Funds’ Prospectus, beginning on page 146, is restated in its entirety as follows:
Expense Limitation Agreement
The Adviser has contractually agreed to reimburse operating expenses of Class N, Class I and Class R6 Shares of the Funds (the “Expense Limitation Agreement”) in an amount sufficient to limit the other operating expenses of a class, exclusive of certain expenses, at no more than the set percentages as described in each Fund’s current prospectus. These percentages are as follows:

Fund	Class N Shares	Class I Shares	Class R6 Shares

AQR Alternative Risk Premia Fund	0.25%	0.25%	0.10%

AQR Diversified Arbitrage Fund	0.25%	0.25%	0.10%

Fund	Class N Shares	Class I Shares	Class R6 Shares

AQR Equity Market Neutral Fund	0.25%	0.25%	0.10%

AQR Long-Short Equity Fund	0.25%	0.25%	0.10%

AQR Macro Opportunities Fund	0.25%	0.25%	0.10%

AQR Managed Futures Strategy Fund	0.25%	0.25%	0.10%

AQR Managed Futures Strategy HV Fund	0.25%	0.25%	0.10%

AQR Multi-Asset Fund	0.25%	0.25%	0.10%

AQR Risk-Balanced Commodities Strategy Fund	0.25%	0.25%	0.10%

AQR Style Premia Alternative Fund	0.25%	0.25%	0.10%

AQR Trend Total Return Fund	0.25%	0.25%	0.10%
The Expense Limitation Agreement is effective for each Fund at least through April 30, 2027.
The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust, and does not extend to management fees, 12b‑1 fees, interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses (for this purpose referred to as “Specified Expenses”). The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses provided that the amount recaptured may not cause Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
For the fiscal year ended December 31, 2025, the Adviser recaptured expenses reimbursed in an amount equal to approximately 0.02% or less of the average daily net assets of each of the AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Style Premia Alternative Fund.
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